Repurchases and Issuance of Units (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Jan. 11, 2018 USD ($) shares	Feb. 28, 2019 USD ($)	Feb. 28, 2019 shares	Apr. 09, 2021 USD ($)	May 21, 2021 USD ($)	Nov. 18, 2016 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 18, 2019 shares	Dec. 31, 2018 shares	Dec. 24, 2018 USD ($) shares	Dec. 31, 2017 shares	Jul. 30, 2022 USD ($)
Proceeds from Partnership Contribution							$ 0	$ 0	$ 9,960
Compensation expense from restricted common units							$ 4	$ 154	523
Restricted common units outstanding | shares							0	1,001
Estimated compensation cost related to non-vested restricted common units							$ 0
Common Stock, Voting Rights							Common unitholders have limited voting rights and the Company’s partnership agreement restricts the voting rights of common unitholders owning more than 4.9% of the Company’s common units.
Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited | shares								12,699
Units cancelled | shares								259
Directors and officers | Restricted Stock [Member] | Upon the NNA Merger [Member] | Share-based awards, 2018 [Member]
Restricted common units granted | shares											129,269
Compensation expense from restricted common units							$ 0	$ 42	32
Restricted common units outstanding | shares							8,116
Shares conversion rate							0.1275
Directors and officers | Restricted Stock [Member] | Upon the NNA Merger [Member] | Share-based awards, 2017 [Member]
Restricted common units granted | shares													118,328
Compensation expense from restricted common units							$ 0	0	37
Restricted common units outstanding | shares							3,727
Shares conversion rate							0.1275
Authorized December 2019 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares							0			4,000
Compensation expense from restricted common units							$ 4	10	18
Authorized February 2019 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares			25,396				0
Compensation expense from restricted common units							$ 0	23	63
Authorized December 2018 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares							0					97,633
Compensation expense from restricted common units							$ 0	79	187
Authorized December 2017 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares	91,336
Compensation expense from restricted common units							$ 0	$ 0	$ 186
General Partner [Member] | Upon the NMCI Merger Agreement [Member]
Partners' Capital Account, Units, Sale of Units | shares							165,989
Proceeds from Partnership Contribution							$ 3,911
General Partner [Member] | Upon the NNA Merger Agreement [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares							69,147
Proceeds from Partnership Contribution							$ 1,893
General Partner [Member] | Authorized February 2019 [Member]
Proceeds from Partnership Contribution		$ 8
Partners' Capital Account, Unit-Based Payment Arrangement, Number of Units | shares			518
General Partner [Member] | Authorized December 2018 [Member]
Proceeds from Partnership Contribution												$ 27
Partners' Capital Account, Unit-Based Payment Arrangement, Number of Units | shares												1,993
General Partner [Member] | Authorized December 2017 [Member]
Proceeds from Partnership Contribution	$ 64
Partners' Capital Account, Unit-Based Payment Arrangement, Number of Units | shares	1,864
Limited Partner [Member] | Upon the NMCI Merger Agreement [Member] | Navios Containers [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares							8,133,452
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.39
Limited Partner [Member] | Upon the NNA Merger Agreement [Member] | Navios Containers [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares							3,388,226
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.1275
Common Unit Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount							$ 0
Common Unit Repurchase Program [Member] | Maximum [Member]
Stock Repurchase Program, Authorized Amount														$ 100,000
$110.0m Sales Agreement [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares									3,963,249
Proceeds from Issuance of Common Stock									$ 103,691
$110.0m Sales Agreement [Member] | General Partner [Member]
Partners' Capital Account, Units, Sale of Units | shares									80,883
Description of the issuance scope									in order to maintain its 2.0% ownership interest
Proceeds from Partnership Contribution									$ 2,172
$110.0m Sales Agreement [Member] | Maximum [Member]
Aggregate offering price of common units					$ 110,000
$75.0m Sales Agreement [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares									2,437,624
Proceeds from Issuance of Common Stock									$ 73,117
$75.0m Sales Agreement [Member] | General Partner [Member]
Partners' Capital Account, Units, Sale of Units | shares									49,747
Description of the issuance scope									in order to maintain its 2.0% ownership interest
Proceeds from Partnership Contribution									$ 1,530
$75.0m Sales Agreement [Member] | Maximum [Member]
Aggregate offering price of common units				$ 75,000
Continuous Offering Program Sales Agreement [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares									1,286,857
Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
Partners' Capital Account, Units, Sale of Units | shares									26,265
Description of the issuance scope									in order to maintain its 2.0% ownership interest
Proceeds from Partnership Contribution									$ 501
Continuous Offering Program Sales Agreement [Member] | Limited Partner [Member]
Proceeds from Issuance of Common Stock									$ 23,918
Continuous Offering Program Sales Agreement [Member] | Maximum [Member]
Aggregate offering price of common units						$ 25,000